UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-07309

                      (Investment Company Act File Number)


                  Federated Total Return Government Bond Fund
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  2/29/08


               Date of Reporting Period:  Quarter ended 11/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
November 30, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                    U.S. TREASURY-56.8%
                    U.S. TREASURY INFLATION PROTECTED NOTE---2.6%
  $  12,387,360   1 2.500%, 7/15/2016                                                                                $    13,324,767
                    U.S. TREASURY BONDS---13.4%
      2,500,000     4.500%, 2/15/2036                                                                                      2,545,768
        325,000     12.000%, 8/15/2013                                                                                       343,484
      2,200,000     11.250%, 2/15/2015                                                                                     3,228,107
      5,500,000   2 7.250%, 5/15/2016 - 8/15/2022                                                                          6,944,238
      2,050,000     8.750%, 5/15/2017                                                                                      2,809,012
      1,000,000     8.125%, 5/15/2021                                                                                      1,387,974
      4,000,000     7.125%, 2/15/2023                                                                                      5,225,410
     18,000,000     6.250%, 8/15/2023 - 5/15/2030                                                                         22,089,126
      1,500,000     7.500%, 11/15/2024                                                                                     2,054,997
      9,200,000   1 7.625%, 2/15/2025                                                                                     12,750,552
      8,598,000   1 5.375%, 2/15/2031                                                                                      9,808,730
                       TOTAL                                                                                              69,187,398
                    U.S. TREASURY NOTES---40.8%
      9,500,000   1 4.875%, 5/15/2009 - 4/30/2011                                                                          9,912,443
      2,800,000     5.500%, 5/15/2009                                                                                      2,897,574
      2,000,000     6.000%, 8/15/2009                                                                                      2,096,934
     26,100,000   1 4.500%, 2/15/2009 - 5/15/2017                                                                         26,926,728
     12,000,000   1 3.500%, 11/15/2009                                                                                    12,120,790
      5,000,000   1 3.875%, 5/15/2010                                                                                      5,103,538
     92,500,000   1 4.250%, 10/15/2010 - 8/15/2015                                                                        95,724,759
      9,000,000   1 4.625%, 7/31/2012                                                                                      9,469,169
     24,400,000   1 4.750%, 5/31/2012                                                                                     25,795,365
     18,380,000   1 5.125%, 5/15/2016                                                                                     19,980,749
                       TOTAL                                                                                             210,028,049
                       TOTAL U.S. TREASURY                                                                               292,540,214
                       (IDENTIFIED COST $274,502,889)
                    GOVERNMENT AGENCIES--6.7%
                    FEDERAL HOME LOAN BANK SYSTEM--3.1%
      3,000,000     6.730%, 6/22/2009                                                                                      3,132,602
        900,000     6.500%, 11/13/2009                                                                                       944,249
      1,300,000     7.375%, 2/12/2010                                                                                      1,394,978
      4,450,000     7.625%, 5/14/2010                                                                                      4,837,156
      2,500,000     6.875%, 8/13/2010                                                                                      2,689,937
      3,000,000     5.125%, 9/10/2010                                                                                      3,096,083
                       TOTAL                                                                                              16,095,005
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--3.6%
     15,000,000   1 4.750%, 1/18/2011                                                                                     15,427,173
         70,000     6.750%, 9/15/2029                                                                                         85,758
      3,000,000     5.625%, 11/23/2035                                                                                     2,974,982
                       TOTAL                                                                                              18,487,913
                       TOTAL GOVERNMENT AGENCIES                                                                          34,582,918
                       (IDENTIFIED COST $33,156,570)
                    MORTGAGE--BACKED SECURITIES-12.9%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--6.8%
     27,454,721     6.000%, 7/1/2021 - 8/1/2037                                                                           27,994,325
      4,218,154     5.500%, 2/1/2036                                                                                       4,226,759
      2,993,758     6.500%, 8/1/2037                                                                                       3,077,698
                       TOTAL                                                                                              35,298,782
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--5.9%
         23,359     7.500%, 6/1/2012                                                                                          24,463
      5,013,786     5.500%, 8/1/2035                                                                                       5,033,416
     14,766,751     6.500%, 11/1/2036 - 9/1/2037                                                                          15,190,018
      9,841,183     6.000%, 1/1/2037                                                                                      10,004,408
                       TOTAL                                                                                              30,252,305
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.2%
         84,246     7.500%, 10/15/2026 - 10/15/2027                                                                           89,444
        523,265     7.000%, 8/15/2027                                                                                        551,759
         48,722     8.000%, 10/15/2027                                                                                        53,309
        244,577     6.500%, 10/15/2031                                                                                       259,323
                       TOTAL                                                                                                 953,835
                       TOTAL MORTGAGE--BACKED SECURITIES                                                                  66,504,922
                       (IDENTIFIED COST $65,032,331)
                    COLLATERALIZED MORTGAGE OBLIGATIONS--2.2%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION REMIC--2.2%
     11,076,000     REMIC 2939 DK, 5.500%, 2/15/2030                                                                      11,055,606
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC--0.0%
         26,863     REMIC 1988-16 B, 9.500%, 6/25/2018                                                                        29,320
         10,306     REMIC 1989-35 G, 9.500%, 7/25/2019                                                                        11,338
                       TOTAL                                                                                                  40,658
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                          11,096,264
                       (IDENTIFIED COST $11,281,937)
                    ADJUSTABLE RATE MORTGAGES--15.8%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION HYBRID ARM--5.8%
        521,841     ARM, 5.310%, 12/1/2035                                                                                   522,305
     11,034,083     ARM, 6.103%, 4/1/2036                                                                                 11,213,531
      5,556,362     ARM, 5.555%, 7/1/2036                                                                                  5,603,791
      1,755,081     ARM, 5.645%, 9/1/2036                                                                                  1,771,607
     10,391,542     ARM, 5.932%, 3/1/2037                                                                                 10,544,349
                       TOTAL                                                                                              29,655,583
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION HYBRID ARM--10.0%
      9,676,506     ARM, 4.800%, 12/1/2034                                                                                 9,654,163
      2,576,943     ARM, 5.500%, 11/1/2035                                                                                 2,605,939
      9,998,840     ARM, 5.603%, 2/1/2037                                                                                 10,134,134
     14,818,153     ARM, 5.724%, 2/1/2037                                                                                 15,051,154
     13,964,594     ARM, 5.436%, 5/1/2037                                                                                 14,100,121
                       TOTAL                                                                                              51,545,511
                       TOTAL ADJUSTABLE RATE MORTGAGES                                                                    81,201,094
                       (IDENTIFIED COST $80,549,058)
                    REPURCHASE AGREEMENTS-50.8%
     25,557,000     Interest in $1,095,000,000 joint repurchase agreement 4.64%, dated 11/30/2007 under which BNP         25,557,000
                    Paribas Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 11/1/2037 for $1,095,423,400 on 12/3/2007. The market value of the underlying securities at the end of the period was $1,122,501,930.
    118,000,000     Interest in $2,500,000,000 joint repurchase agreement 4.64%, dated 11/30/2007 under which            118,000,000
                    Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 11/25/2037 for $2,500,966,667 on 12/3/2007. The market value of the underlying securities at the end of the period was $2,575,001,899 (purchased with proceeds from securities lending collateral).
    118,175,000     Interest in $4,000,000,000 joint repurchase agreement 4.64%, dated 11/30/2007 under which ING        118,175,000
                    Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 11/1/2047 for $4,001,546,667 on 12/3/2007. The market value of the underlying securities at the end of the period was $4,082,707,771 (purchased with proceeds from securities lending collateral).
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                             261,732,000
                       TOTAL INVESTMENTS-145.2%                                                                          747,657,412
                       (IDENTIFIED COST $726,254,785)3
                       OTHER ASSETS AND LIABILITIES-NET-(45.2)%                                                        (232,865,623)
                       TOTAL NET ASSETS-100%                                                                         $   514,791,789

    At November 30, 2007, the Fund had the following outstanding futures contracts:
    DESCRIPTION                                 NUMBER OF  NOTIONAL VALUE  EXPIRATION                   UNREALIZED APPRECIATION/
                                                CONTRACTS                  DATE                                   (DEPRECIATION)
    4 U.S. Treasury Notes 2-Year Long Futures   111        $23,322,141     March 2008                                  $  51,634
    4U.S. Treasury Bond Short Futures           37         $ 4,335,938     March 2008                                  $ (7,532)
    NET UNREALIZED APPRECIATION OF FUTURES CONTRACTS                                                                   $  44,102

1    All  or  a  portion  of  these   securities  are  temporarily  on  loan  to
     unaffiliated broker/dealers.

     As of November 30, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED          MARKET VALUE OF COLLATERAL
     $235,271,600                               $236,175,000

2 Pledge as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long and short futures contracts.

3 At November 30, 2007, the cost of investments for federal tax purposes was $726,254,785. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $21,402,627. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,702,491 and net unrealized depreciation from investments for those securities having an excess of cost over value of $299,864.

4    Non-income producing security.




Note:          The categories of investments are shown as a percentage of total net assets at November 30, 2007.

INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium),

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

   {circle}Shares of other mutual funds are valued based upon their reported
     NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

   {circle}With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

   {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgages
 REMIC --Real Estate Mortgage Investment Conduit







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED TOTAL RETURN GOVERNMENT BOND FUND

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JANUARY 23, 2008


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008